Taxation - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Income tax rate		25.00%	25.00%
Accumulated net operating loss which can be carried forward indefinitely		$ 9,546,000
Accumulated net operating loss which can be carried forward and will expire during the period from 2026 to 2035		$ 263,669,000
Giganology Shenzhen and Xunlei Computer
Taxation
Withholding tax rate on foreign enterprises		10.00%
China
Taxation
Income tax rate		25.00%
Withholding tax rate on foreign enterprises		10.00%
Withholding tax accrued or required to be accrued		$ 0	$ 0	$ 0
China | High And New Technology Enterprises
Taxation
Preferential tax rate (as a percent)		15.00%
China | Research And Development Enterprise Activities
Taxation
Portion of research and development expenses incurred that are allowable as tax deductible expenses (as a percent)	200.00%	175.00%
China | Shenzhen Xunlei Wangwenhua Co., Ltd. | High And New Technology Enterprises
Taxation
Preferential tax rate (as a percent)		15.00%
Cayman Islands
Taxation
Withholding taxes on dividends paid		$ 0
British Virgin Islands
Taxation
Withholding taxes on dividends paid		$ 0
Hong Kong
Taxation
Income tax rate		16.50%	16.50%	16.50%
Singapore
Taxation
Income tax rate		17.00%